Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt [Abstract]
2020	$ 41,421,346
2021	67,415,096
2022	87,184,402
2023	66,658,845
2024	26,275,286
Thereafter	79,274,328
Total	$ 368,229,303	$ 445,971,281